MINERAL PROPERTY INTERESTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
MINERAL PROPERTY INTERESTS

Title to mineral property interests involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral property interests.  The Company has investigated title to its mineral property interests and, to the best of its knowledge, title to the mineral property interests is in good standing.

Material Properties

The Company’s two principal assets are its interest in the Lookout Hill copper-gold property in Mongolia, and the Ann Mason copper-molybdenum project in Nevada.

Lookout Hill, Mongolia

The Lookout Hill property in the South Gobi region of Mongolia is comprised of two mining licences, Shivee Tolgoi and Javhlant, granted by the Mineral Resources Authority of Mongolia in October 2009.

Title to the two licences is held by the Company.

In October 2004, the Company entered into an arm’s-length Equity Participation and Earn-In Agreement (the "Earn-In Agreement") with Ivanhoe Mines Ltd. ("Ivanhoe Mines").  Under the Earn-In Agreement, Ivanhoe Mines agreed to purchase equity securities of the Company, and was granted the right to earn an interest in what is now the eastern portion of the Shivee Tolgoi mining licence and all of the Javhlant mining licence (together the "Joint Venture Property").  Most of Ivanhoe Mines’ rights and obligations under the Earn-In Agreement were subsequently assigned by Ivanhoe Mines to what was then its wholly-owned subsidiary, OTLLC.  The Government of Mongolia subsequently acquired a 34% interest in OTLLC from Ivanhoe Mines.

On June 30, 2008, OTLLC gave notice that it had completed its earn-in obligations by expending a total of $35 million on exploration of the Joint Venture Property.  OTLLC earned an 80% interest in all minerals extracted below a sub-surface depth of 560 metres from the Joint Venture Property and a 70% interest in all minerals extracted from surface to a depth of 560 metres from the Joint Venture Property.  In accordance with the Earn-In Agreement, the Company and OTLLC formed a joint venture (the "Entrée-OTLLC Joint Venture") on terms annexed to the Earn-In Agreement.

The portion of the Shivee Tolgoi mining licence outside of the Joint Venture Property ("Shivee West") is 100% owned by the Company, but is subject to a first right of refusal by OTLLC.

The Shivee Tolgoi and Javhlant mining licences were each issued for a 30 year term and have rights of renewal for two further 20 year terms.

As of December 31, 2011, the Entrée-OTLLC Joint Venture had expended approximately $20.5 million to advance the Joint Venture Property. Under the terms of the Entrée-OTLLC Joint Venture, OTLLC contributed on behalf of the Company its required participation amount charging interest at prime plus 2% (Note 8).

Ann Mason, Nevada, United States

The Ann Mason Project is defined by a series of both unpatented lode claims on public land administered by the Bureau of Land Management, and patented lode claims.  The Company assembled this package of claims through a combination of staking and a series of transactions undertaken since August 2009, including the acquisition of PacMag.  The project area includes the Ann Mason copper-molybdenum porphyry deposit, the Blue Hill oxide target, and several early-stage copper porphyry targets including the Blackjack, Roulette and Minnesota targets.

On August 26, 2010, the Company acquired 51% of Honey Badger Exploration Inc.’s ("Honey Badger") interest in unpatented lode claims formerly known as the Blackjack property after incurring expenditures of $900,000 on the property, issuing 37,500 common shares and reimbursing Honey Badger for up to $206,250 of expenditures previously incurred on the property.  On July 27, 2011, the Company acquired Honey Badger’s remaining 49% interest in the Blackjack property, by issuing 550,000 common shares and paying $650,000 to Honey Badger.  Certain of the claims are subject to an underlying mining lease and option to purchase agreement with two individuals.  The underlying agreement provides for an option to purchase the claims for $500,000, a 3% net smelter returns ("NSR") royalty (which may be brought down to a 1% NSR royalty for $2 million) and annual advance minimum royalty payments of $27,500 which commenced in June 2011 and will continue until the commencement of sustained commercial production.  The advance payments will be credited against future net smelter returns royalty payments.

In September 2009, the Company entered into an agreement with Bronco Creek Exploration Inc. ("Bronco Creek"), a wholly-owned subsidiary of Eurasian Minerals Inc. (together, "Eurasian Minerals"), whereby the Company may acquire an 80% interest in unpatented lode claims formerly known as the Roulette property.  In order to acquire its interest, the Company must: (a) incur expenditures of $1,000,000, make cash payments of $140,000 and issue 85,000 common shares of the Company within three years; (b) make aggregate advance royalty payments totalling $375,000 between the fifth and tenth anniversaries of the agreement; and (c) deliver a bankable feasibility study before the tenth anniversary of the agreement.  In accordance with the agreement, the Company has completed required exploration expenditures of $600,000, issued 85,000 shares and made payments totalling $140,000.

Other Properties

During the financial year ended December 31, 2011, the Company also had interests in non-material properties in Mongolia, Australia, United States, and Peru.  Non-material properties include the following:

Togoot

In November 2011, the Company sold the Togoot license for $1,365,475, net of taxes and recorded a gain on sale of mineral property interests of $1,474,640.  OTLLC did not exercise its right of first refusal with respect to the sale.

Australia Properties

The Company has a number of mineral property interests in Australia which it acquired in conjunction with the PacMag acquisition, including the Blue Rose joint venture and the Mystique farm-out.  The Company holds a 51% interest in the Blue Rose copper-iron-gold-molybdenum joint venture property, with Giralia Resources Pty Ltd., now a subsidiary of Atlas Iron Limited (ASX:AGO) ("Atlas"), retaining the remaining 49% interest.  The Company has a farm-out agreement with Black Fire Gold Pty Ltd, a wholly-owned subsidiary of Black Fire Minerals Limited (ASX:BFE – "Black Fire"), pursuant to which Black Fire can earn a 60% interest in the property by expending $1 million by September 2012 and a 75% interest by expending $2.5 million by September 2014.  Black Fire can earn an additional 10% interest by sole funding a pre-feasibility study on the property.

	December 31, 2011	December 31, 2010

USA
Ann Mason	$50,973,368	$50,211,120
Empirical	532,550	268,701
Other	199,754	458,798
Bisbee	-	68,796
Total USA	51,705,672	51,007,415

AUSTRALIA
Blue Rose JV	558,927	557,464
Mystique	414,164	413,103
Total Australia	973,091	970,567

Total all locations	$52,678,763	$51,977,982

The Company recorded an impairment of mineral property interests of $531,005 on certain of its non-material mineral property interests during the year ended December 31, 2011(December 31, 2010 - $Nil).  The Company recorded a gain on sale of mineral property interests of $1,574,523, including $1,474,640 on the Togoot property during the year ended December 31, 2011 (December 31, 2010 - $Nil).

Exploration costs expensed are summarized as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2010

US	$14,088,428	$3,973,528
Mongolia	3,255,588	6,945,394
Other	335,158	1,307,641

Total all locations	$17,679,174	$12,226,563